Statutory financial information - FY (Tables)	12 Months Ended
Dec. 31, 2015
Statutory financial information [Abstract]
Statutory Net Income and Statutory Capital and Surplus
Statutory net income and statutory capital and surplus for KIC as of December 31, 2015, 2014, and 2013 and for the years then ended are summarized as follows:

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Statutory net income	$21,972	$11,645	$7,805
Statutory capital and surplus	127,675	104,101	81,407